Employee Benefit Plans (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Change in Benefit Obligation
Service cost	$ 379	$ 329	$ 308
Interest cost	310	364	371
Actuarial loss	(117)	(36)	(38)
Change in Plan Assets
Fair value of plan assets at beginning of year	4,389
Projected fair value of plan assets at end of year	5,367	4,389
Amounts Recognized in Accumulated Other Comprehensive Income Net of Tax Effect
Prior service cost	252
Funded Status
Fair value of assets	5,367	4,389
Pension Benefits [Member]
Change in Benefit Obligation
Benefit obligation at beginning of year	6,892	6,697	6,253
Service cost	379	329	308
Interest cost	309	365	371
Actuarial loss	818	1,026	231
Benefits paid	(139)	(1,644)	(466)
Settlement Loss		119
Benefit obligation at end of year	8,259	6,892	6,697
Change in Plan Assets
Fair value of plan assets at beginning of year	4,389	5,024	4,865
Actual return on plan assets	628	(38)	625
Employer contribution	489	1,047
Benefits paid	(139)	(1,644)	(466)
Projected fair value of plan assets at end of year	5,367	4,389	5,024
Funded Status at the End of the Year	(2,893)	(2,503)	(1,673)
Amounts Recognized in the Balance Sheet
Other liabilities, accrued pension	(2,893)	(2,503)	(1,673)
Amounts Recognized in Accumulated Other Comprehensive Income Net of Tax Effect
Unrecognized net actuarial loss	1,964	1,684	814
Prior service cost
Benefit obligation included in accumulated other comprehensive income	1,964	1,684	814
Funded Status
Benefit obligation	8,259	6,892	6,697
Fair value of assets	5,367	4,389	5,024
Unrecognized net actuarial loss	2,976	2,553	1,233
(Accrued)/prepaid benefit cost included in the balance sheet	$ 84	$ 50	$ (440)